Other Accounts Receivable - Summary Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory [Line Items]
Beginning balance	S/ 454,474
Reversal of impairment (Note 28.b)		S/ 32
Write-off	12,205		S/ 20,083
Exchange difference	(2,188)	387
Translations adjustments	(180)	154
Ending balance	433,531	454,474
Accumulated impairment [member]
Disclosure Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory [Line Items]
Beginning balance	(30,698)	(25,567)	(1,398)
Ending balance	(102,050)	(30,698)	(25,567)
Guaranties Retention [Member]
Disclosure Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory [Line Items]
Write-off	12,530
Translations adjustments	(184)	165
Guaranties Retention [Member] | Accumulated impairment [member]
Disclosure Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory [Line Items]
Beginning balance	165
Ending balance		165
Claims To Third Parties [Member]
Disclosure Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory [Line Items]
Reversal of impairment (Note 28.b)		32
Write-off	(325)		20,083
Exchange difference	(2,188)	387
Translations adjustments	4	(11)
Claims To Third Parties [Member] | Accumulated impairment [member]
Disclosure Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory [Line Items]
Beginning balance	(30,863)	(25,567)	(1,398)
Ending balance	(95,828)	(30,863)	(25,567)
Impairment of Concar SAC [Member]
Disclosure Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory [Line Items]
Adjustments To Impairment Loss On Receivables Or Contract Assets Arising From Contracts With Customers	(11,431)	(1,457)	(665)
Impairment of Concar SAC [Member] | Claims To Third Parties [Member]
Disclosure Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory [Line Items]
Adjustments To Impairment Loss On Receivables Or Contract Assets Arising From Contracts With Customers	(11,431)	(1,457)	(665)
Impairment of Sucursal Colombia [Member]
Disclosure Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory [Line Items]
Adjustments To Impairment Loss On Receivables Or Contract Assets Arising From Contracts With Customers		(3,283)
Impairment of Sucursal Colombia [Member] | Claims To Third Parties [Member]
Disclosure Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory [Line Items]
Adjustments To Impairment Loss On Receivables Or Contract Assets Arising From Contracts With Customers		(3,283)
Impairment Of Cumbra Peru S.A. [Member]
Disclosure Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory [Line Items]
Adjustments To Impairment Loss On Receivables Or Contract Assets Arising From Contracts With Customers	(828)	(937)	(24,169)
Impairment Of Cumbra Peru S.A. [Member] | Claims To Third Parties [Member]
Disclosure Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory [Line Items]
Adjustments To Impairment Loss On Receivables Or Contract Assets Arising From Contracts With Customers	(828)	(937)	(24,169)
Impairment of other minors [Member]
Disclosure Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory [Line Items]
Adjustments To Impairment Loss On Receivables Or Contract Assets Arising From Contracts With Customers	(59)	(27)
Impairment of other minors [Member] | Claims To Third Parties [Member]
Disclosure Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory [Line Items]
Adjustments To Impairment Loss On Receivables Or Contract Assets Arising From Contracts With Customers	(59)	S/ (27)
Impairment of Cam Holding SPA [Member]
Disclosure Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory [Line Items]
Adjustments To Impairment Loss On Receivables Or Contract Assets Arising From Contracts With Customers	(12,511)
Impairment of Cam Holding SPA [Member] | Guaranties Retention [Member]
Disclosure Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory [Line Items]
Adjustments To Impairment Loss On Receivables Or Contract Assets Arising From Contracts With Customers	(12,511)
Impairment of Concesionaria Va Expresa Sur SA [Member]
Disclosure Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory [Line Items]
Adjustments To Impairment Loss On Receivables Or Contract Assets Arising From Contracts With Customers	(55,847)
Impairment of Concesionaria Va Expresa Sur SA [Member] | Claims To Third Parties [Member]
Disclosure Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory [Line Items]
Adjustments To Impairment Loss On Receivables Or Contract Assets Arising From Contracts With Customers	(49,625)
Impairment of other minors One [Member]
Disclosure Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory [Line Items]
Adjustments To Impairment Loss On Receivables Or Contract Assets Arising From Contracts With Customers	(513)
Impairment of other minors One [Member] | Claims To Third Parties [Member]
Disclosure Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory [Line Items]
Adjustments To Impairment Loss On Receivables Or Contract Assets Arising From Contracts With Customers	S/ (513)
Impairment of Viva Negocio Inmobiliario SA [Member]
Disclosure Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory [Line Items]
Adjustments To Impairment Loss On Receivables Or Contract Assets Arising From Contracts With Customers			(19,418)
Impairment of Viva Negocio Inmobiliario SA [Member] | Claims To Third Parties [Member]
Disclosure Of Detailed Information About Movement In Impairment Of Other Receivables Explanatory [Line Items]
Adjustments To Impairment Loss On Receivables Or Contract Assets Arising From Contracts With Customers			S/ (19,418)